Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Lease Cost

During the six months ended June 30, 2026 and 2025, we recognized rent expenses associated with our leases as follows:

	Unaudited 6 months ended June 30,
USD’000	2026	2025
Finance lease cost:
Amortization of right-of-use assets	37	-
Interest on lease liabilities	2	-

Operating lease cost:
Fixed rent expense	415	178
Variable lease cost	70	-
Short-term lease cost	-	-
Net lease cost	524	178
Lease cost - Cost of sales		-
Lease cost - General & administrative expenses	524	178
Net lease cost	524	178

In the six months ended June 30, 2026 and 2025, we had the following cash and non-cash activities associated with our leases:

	Unaudited 6 months ended June 30,
USD’000	2026 (unaudited)	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	415	178
Financing cash flows from finance leases	39	-
Non-cash investing and financing activities:
Net lease cost	524	178
Additions to ROU assets obtained from:
New operating lease liabilities	-	70
New finance lease liabilities	39	-

Schedule of Right-of-Use Assets and Lease Liabilities

The following table provides the details of right-of-use assets and lease liabilities as of June 30, 2026, and as of December 31, 2025:

USD’000	As of June 30, 2026 (unaudited)	As of December 31, 2025
Right-of-use assets:
Operating leases	5,874	6,113
Finance leases	87	126
Total right-of-use assets	5,961	6,239
Lease liabilities:
Operating leases	5,799	6,191
Finance leases	90	129
Total lease liabilities	5,889	6,320

Schedule of Future Minimum Annual Lease Payments

As of June 30, 2026, future minimum annual lease payments were as follows.

Year (USD’000)	Operating	Finance	Total
2026	451	28	479
2027	873	52	925
2028	853	36	889
2029	853	9	862
2030 and beyond	3,586	10	3,596
Total future minimum operating and finance lease payments	6,616	135	6,751
Less effects of discounting	(817)	(45)	(862)
Lease liabilities recognized	5,799	90	5,889